Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	15.39%	3.81%	7.82%	(7.82%)